Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 1,587	$ 2,593	$ 4,911	$ 7,949	$ 18,079
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	1,066	1,084	1,018	3,205	2,954
Dividends received	25	112	240	197	833
Equity in results of affiliates, joint ventures and other investments	(154)	(158)	(282)	(555)	(968)
Deferred income taxes	(697)	151	(846)	(806)	(374)
Reversal of deferred income tax		(1,236)		(1,236)
Loss on disposal of property, plant and equipment	103	207	17	354	208
Loss (gain) on sale of assets available for sale		377		377	(1,513)
Foreign exchange and indexation gains, net	442	82	2,218	342	2,371
Unrealized derivative losses (gains), net	95	642	642	622	200
Unrealized interest (income) expense, net	(10)	(29)	78	8	44
Others	(117)	(73)	(37)	(227)	(115)
Decrease (increase) in assets:
Accounts receivable	705	425	(730)	1,775	(1,277)
Inventories	(311)	292	(324)	(464)	(1,140)
Recoverable taxes	336	(287)	(392)	404	(583)
Others	453	(42)	(219)	390	(299)
Increase (decrease) in liabilities:
Suppliers	407	92	829	108	1,232
Payroll and related charges	80	284	212	(237)	60
Income taxes	863	(166)	(2,745)	225	(2,293)
Others	796	29	(379)	872	(135)
Net cash provided by operating activities	5,669	4,379	4,211	13,303	17,284
Cash flows from investing activities:
Short term investments	(685)			(685)	1,793
Loans and advances receivable
Others	317	8	57	287	(120)
Judicial deposits	(10)	(76)	(239)	(98)	(427)
Investments	(31)	(53)	(18)	(301)	(159)
Additions to property, plant and equipment	(4,984)	(3,228)	(3,711)	(11,173)	(10,004)
Proceeds from disposal of investments		366		366	1,081
Net cash used in investing activities	(5,393)	(2,983)	(3,911)	(11,604)	(7,836)
Short-term debt
Additions	65	21	20	593	838
Repayments			(63)	(43)	(919)
Related parties
Proceeds					19
Repayments					(1)
Third parties
Proceeds	3,898	1,809	479	6,721	1,350
Repayments	(364)	(502)	(769)	(929)	(2,539)
Treasury stock			(2,001)		(2,001)
Transactions of noncontrolling interest		(427)		(503)
Dividends and interest attributed to Company's stockholders		(3,000)	(3,000)	(3,000)	(6,000)
Dividends and interest attributed to noncontrolling interest		(35)		(35)	(60)
Net cash provided by (used in) financing activities	3,599	(2,134)	(5,334)	2,804	(9,313)
Increase (decrease) in cash and cash equivalents	3,875	(738)	(5,034)	4,503	135
Effect of exchange rate changes on cash and cash equivalents	(7)	(101)	(628)	(83)	(154)
Cash and cash equivalents, beginning of period	4,083	4,992	13,227	3,531	7,584
Cash and cash equivalents, end of period	7,951	4,083	7,565	7,951	7,565
Cash paid during the period for:
Interest on short-term debt				(1)	(2)
Interest on long-term debt	(312)	(350)	(234)	(987)	(945)
Income tax	(53)	(282)	(4,097)	(991)	(6,233)
Non-cash transactions
Interest capitalized	$ 33	$ 70	$ 54	$ 159	$ 156